Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax expense (benefit)	$ (52)	$ 12	$ 53
Income tax expense (benefit) from OCI	259	(424)	317
Total income taxes	$ 207	$ (412)	$ 370